Financial Instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 56,017	$ 531,228
Currency risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.01
(Increase) decrease in net loss due to change in currency value	240,000
Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 56,017	$ 531,228